GOODWILL, INTANGIBLE AND TANGIBLE ASSETS	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
GOODWILL, INTANGIBLE AND TANGIBLE ASSETS	NOTE 5: GOODWILL, INTANGIBLE AND TANGIBLE ASSETS 5.1 Goodwill and intangible assets
The carrying amounts of goodwill and intangible assets are
summarized as follows:

	December 31,
	2025	2024
Goodwill on acquisitions	4,266	3,605
Concessions, patents and licenses	370	285
Customer relationships and trade marks	292	204
Emission rights	181	246
Other	143	113
Total	5,252	4,453
Goodwill
Goodwill arising on an acquisition is recognized as previously described within the business combinations section in note
2.2.3. Goodwill is allocated to those groups of cash-generating units ("GCGUs") that are expected to benefit from the business combination in which the goodwill arose and in all cases is at the operating segment level, which represents the lowest level at which goodwill is monitored for internal management
purposes except for goodwill allocated to AMKR cash-
generating unit ("CGU") in Ukraine and AMSA GCGU in South
Africa (see below).
Goodwill acquired in business combinations for each of the
Company’s operating segments and certain other CGUs and
GCGUs is as follows:

	December 31, 2024	Acquisitions[1]	Foreign exchange differences and other movements	December 31, 2025
North America	1,501	97	38	1,636
Brazil	1,062	301	117	1,480
Europe	488	—	56	544
Sustainable Solutions	178	—	55	233
Others[2]	376	—	(3)	373
Total	3,605	398	263	4,266
1.See note 2.2.4
2.Includes the CGU AMKR and the GCGU AMSA
Intangible assets are recognized only when it is probable that the expected future economic benefits attributable to the
assets will accrue to the Company and the cost can be reliably measured. Intangible assets acquired separately by
ArcelorMittal are initially recorded at cost and those acquired in a business combination are initially recorded at fair value at the date of the business combination. These primarily include
customer relationships and trade marks as well as emission
rights, and the cost of technology and licenses purchased from third parties and operating authorizations granted by
governments or other public bodies (concessions). Intangible assets are amortized on a straight-line basis over their
estimated economic useful lives, which typically do not exceed five years. Amortization is included in the consolidated
statements of operations as part of cost of sales.
ArcelorMittal’s industrial sites which are regulated by the
European Directive 2003/87/EC of October 13, 2003 on carbon
dioxide (“CO2”) emission rights, effective as of January 1, 2005, are located primarily in Belgium, France, Germany,
Luxembourg, Poland and Spain. In Ontario, Canada,
ArcelorMittal's operations have been subject to output based pricing system regulations since January 1, 2019 but effective
January 1, 2022, they are regulated on carbon pricing under
the Ontario Emissions Performance System (“OEPS”). In
South Africa, a CO2 tax system was introduced in 2019.
Emission rights allocated to the Company on a no-charge basis pursuant to the annual national allocation plan are recorded at nil value and purchased emission rights are recorded at cost.
Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other[1]	Total
Cost
At December 31, 2023	556	1,168	1,024	2,748
Acquisitions	85	—	42	127
Acquisitions through business combinations (note 2.2.4)	—	58	—	58
Disposals	—	—	(182)	(182)
Foreign exchange differences	(82)	(92)	(62)	(236)
Transfers and other movements	27	14	(193)	(152)
Fully amortized intangible assets	(35)	(322)	(3)	(360)
At December 31, 2024	551	826	626	2,003
Acquisitions	102	—	52	154
Acquisitions through business combination (note 2.2.4)	3	105	—	108
Foreign exchange differences	114	87	90	291
Transfers and other movements	10	(11)	(91)	(92)
At December 31, 2025	780	1,007	677	2,464

Accumulated amortization and impairment losses
At December 31, 2023	290	1,013	251	1,554
Amortization charge	67	15	25	107
Foreign exchange differences	(57)	(84)	(23)	(164)
Transfers and other movements	—	—	17	17
Fully amortized intangible assets	(34)	(322)	(3)	(359)
At December 31, 2024	266	622	267	1,155
Amortization charge	76	26	27	129
Impairment charge (note 5.3)	—	—	10	10
Foreign exchange differences	83	68	36	187
Transfers and other movements	(15)	(1)	13	(3)
At December 31, 2025	410	715	353	1,478

Carrying amount
At December 31, 2024	285	204	359	848
At December 31, 2025	370	292	324	986
[1] Including emission rights of 181 and 246 at December 31, 2025 and 2024, respectively.
Disposal of other intangible assets resulted in a nil and 190 gain in 2025 and 2024, respectively.
Research and development costs not meeting the criteria for
capitalization are expensed as incurred. These costs amounted to 335, 285 and 299 for the years ended December 31, 2025,
2024 and 2023, respectively and were recognized in selling,
general and administrative expenses. 5.2    Property, plant and equipment and biological assets
Property, plant and equipment is recorded at cost less
accumulated depreciation and impairment. Cost includes all
related costs directly attributable to the acquisition or
construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the
related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 64 years
Auxiliary facilities	15 to 60 years
Other facilities	5 to 20 years
The Company’s annual review of useful lives leverages on the experience gained from an in-depth review performed every
five years, any significant change in the expected pattern of consumption embodied in the asset, and the specialized
knowledge of ArcelorMittal’s network of chief technical officers.
The chief technical officer network includes engineers with
facility-specific expertise related to plant and equipment used in the principal production units of the Company’s operations.
The most recent in-depth review took place in 2024, during
which the Company performed a review, which was finalized
early 2025, of the useful lives of its fixed assets and
determined there were no material changes to the useful lives of property, plant and equipment. In performing this review, the
Company gathered and evaluated data, including
commissioning dates, designed capacities, maintenance
records and programs, and asset performance history, among
other attributes. In accordance with IAS 16, Property, Plant and
Equipment, the Company considered this information at the
level of components significant in relation to the total cost of the item of plant and equipment. Other factors the Company
considered in its determination of useful lives included the expected use of the assets, technical or commercial
obsolescence, and operational factors. In addition, the
Company considered the accumulated technical experience
and knowledge sharing programs that allowed for the
exchange of best practices within the chief technical officer network and the deployment of these practices across the
Company’s principal production units.
Major improvements, which add to productive capacity or
extend the life of an asset, are capitalized, while repairs and maintenance are expensed as incurred. Where a tangible fixed asset comprises major components having different useful
lives, these components are accounted for as separate items.
Property, plant and equipment under construction is recorded as construction in progress until it is ready for its intended use;
thereafter it is transferred to the related class of property, plant and equipment and depreciated over its estimated useful life.
Interest incurred during construction is capitalized if the
borrowing cost is directly attributable to the construction. Gains and losses on retirement or disposal of assets are recognized in cost of sales.
The residual values and useful lives of property, plant and
equipment are reviewed at each reporting date and adjusted if expectations differ from previous estimates. Depreciation
methods applied to property, plant and equipment are reviewed at each reporting date and changed if there has been a
significant change in the expected pattern of consumption of the future economic benefits embodied in the asset.
Mining assets comprise:
•Mineral rights acquired;
•Capitalized developmental stripping (as described
below in “—Stripping and overburden removal costs”).
Property, plant and equipment used in mining activities is
depreciated over its useful life or over the remaining life of the mine, if shorter, and if there is no alternative use. For the majority of assets used in mining activities, the economic
benefits from the asset are consumed in a pattern which is
linked to the production level and accordingly, assets used in mining activities are primarily depreciated on a units-of-
production basis. A unit-of-production is based on the available estimate of proven and probable reserves.
Capitalization of pre-production expenditures ceases when the mining property is capable of commercial production as it is intended by management. General administration costs that
are not directly attributable to a specific exploration area are charged to the consolidated statements of operations.
Mineral Reserves and resources
Mineral Reserves are estimates of the amount of product that can be economically and legally extracted from the Company’s properties. Furthermore, mineral resource estimates constitute the part of a mineral deposit that have the potential to be
economically and legally extracted or produced at the time of the resource determination. In order to estimate mineral
reserves, estimates are required for a range of geological,
technical and economic factors, including quantities, grades, production techniques, recovery rates, production costs,
transport costs, commodity demand, commodity prices and
exchange rates. The potential for economic viability and
estimate of mineral resources is established through high level and conceptual engineering studies.
Estimating the quantity and/or grade of mineral reserves
requires the size, shape and depth of ore bodies to be
determined by analyzing geological data such as drilling
samples. This process may require complex and difficult
geological judgments to interpret the data. The estimation of mineral resource is based on detailed and reliable exploration, sampling and testing information gathered through appropriate techniques from locations such as outcrops, trenches, pits,
workings and drill holes that are spaced closely enough to
confirm both geological and grade continuity.
Because the economic assumptions used to estimate mineral
reserves and mineral resources change from period to period, and because additional geological data is generated during the course of operations, estimates of mineral reserves and
mineral resources may change from period to period. Changes
in reported mineral reserves and mineral resources may affect the Company’s financial results and financial position in a
number of ways, including the following:
•Asset carrying amounts may be affected due to
changes in estimated future cash flows.
•Depreciation, depletion and amortization charged in
the consolidated statements of operations may
change where such charges are determined by the
units of production basis, or where the useful
economic lives of assets change.
•Overburden removal costs recognized in the
consolidated statements of financial position or
charged to the consolidated statements of operations
may change due to changes in stripping ratios or the
units of production basis of depreciation.
•Decommissioning, site restoration and environmental
provisions may change where changes in estimated
reserves affect expectations about the timing or cost
of these activities.
Stripping and overburden removal costs
In open pit and underground mining operations, it is often
necessary to remove overburden and other waste materials to
access the deposit from which minerals can be extracted. This process is referred to as stripping. Stripping costs can be
incurred before the mining production commences
(“developmental stripping”) or during the production stage
(“production stripping”).
A mine can operate several open pits that are regarded as
separate operations for the purpose of mine planning and
production. In this case, stripping costs are accounted for
separately, by reference to the ore extracted from each
separate pit. If, however, the pits are highly integrated for the purpose of mine planning and production, stripping costs are aggregated.
The determination of whether multiple pit mines are considered separate or integrated operations depends on each mine’s
specific circumstances. The following factors would point
towards the stripping costs for the individual pits being
accounted for separately:
•If mining of the second and subsequent pits is
conducted consecutively with that of the first pit,
rather than concurrently.
•If separate investment decisions are made to develop
each pit, rather than a single investment decision
being made at the outset.
•If the pits are operated as separate units in terms of
mine planning and the sequencing of overburden and
ore mining, rather than as an integrated unit.
•If expenditures for additional infrastructure to support
the second and subsequent pits are relatively large.
•If the pits extract ore from separate and distinct ore
bodies, rather than from a single ore body.
The relative importance of each factor is considered by local management to determine whether the stripping costs should
be attributed to the individual pit or to the combined output from several pits.
Developmental stripping costs contribute to the future
economic benefits of mining operations when the production
begins and so are capitalized as tangible assets (construction in progress), whereas production stripping is a part of on-going activities and commences when the production stage of mining operations begins and continues throughout the life of a mine.
Capitalization of developmental stripping costs ends when the commercial production of the minerals commences.
Production stripping costs are incurred to extract the ore in the form of inventories and/or to improve access to an additional component of an ore body or deeper levels of material.
Production stripping costs are accounted for as inventories to the extent the benefit from production stripping activity is realized in the form of inventories. Production stripping costs are recognized as a non-current asset (“stripping activity
assets”) to the extent it is probable that future economic benefit in terms of improved access to ore will flow to the Company, the components of the ore body for which access has been
improved can be identified and the costs relating to the
stripping activity associated with that component can be
measured reliably.
All stripping costs assets (either stripping activity assets or capitalized developmental stripping costs) are presented within a specific “mining assets” class of property, plant and
equipment and then depreciated on a units-of-production basis.
Exploration and evaluation expenditure
Exploration and evaluation activities involve the search for iron ore and coal resources, the determination of technical
feasibility and the assessment of commercial viability of an identified resource. Exploration and evaluation activities
include:
•researching and analyzing historical exploration data;
•conducting topographical, geological, geochemical
and geophysical studies;
•carrying out exploratory drilling, trenching and
sampling activities;
•drilling, trenching and sampling activities to determine
the quantity and grade of the deposit;
•examining and testing extraction methods and
metallurgical or treatment processes; and
•detailed economic feasibility evaluations to determine
whether development of the reserves is commercially
justified and to plan methods for mine development.
Exploration and evaluation expenditure is charged to the
consolidated statements of operations as incurred except in the following circumstances, in which case the expenditure is
capitalized: (i) the exploration and evaluation activity is within an area of interest which was previously acquired in a business combination and measured at fair value on acquisition; or (ii)
when management has a high degree of confidence in the
project’s economic viability and it is probable that future
economic benefits will flow to the Company.
Capitalized exploration and evaluation expenditures are
generally recorded as a component of property, plant and
equipment at cost less impairment charges, unless their nature requires them to be recorded as an intangible asset. As the
asset is not available for use, it is not depreciated and all capitalized exploration and evaluation expenditure is monitored for indications of impairment. To the extent that capitalized expenditure is not expected to be recovered, it is recognized as an expense in the consolidated statements of operations.
Cash flows associated with exploration and evaluation
expenditure are classified as operating activities when they are related to expenses or as an investing activity when they are related to a capitalized asset in the consolidated statements of cash flows.
Development expenditure
Development is the establishment of access to the mineral
reserve and other preparations for commercial production.
Development activities often continue during production and
include:
•sinking shafts and underground drifts (often called
mine development);
•making permanent excavations;
•developing passageways and rooms or galleries;
•building roads and tunnels; and
•advance removal of overburden and waste rock.
Development (or construction) also includes the installation of infrastructure (e.g., roads, utilities and housing), machinery, equipment and facilities.
When reserves are determined and development is approved,
expenditures capitalized as exploration and evaluation are
reclassified as construction in progress and are reported as a component of property, plant and equipment. All subsequent
development expenditures are capitalized and classified as
construction in progress. On completion of development, all
assets included in construction in progress are individually reclassified to the appropriate category of property, plant and equipment and depreciated accordingly.
Biological assets
Biological assets are part of the Brazil operating segment and consist of eucalyptus forests located in the Brazilian state of
Minas Gerais exclusively from renewable plantations and
intended for the production of charcoal to be utilized as fuel and a source of carbon in the direct reduction process of pig iron production in some of the Company’s blast furnaces in
Brazil.
Biological assets are measured at their fair value, net of
estimated costs to sell at the time of harvest. The fair value
(Level 3 in the fair value hierarchy) is determined based on the discounted cash flow method, taking into consideration the
cubic volume of wood, segregated by plantation year, and the equivalent sales value of standing trees. The average sales
price was estimated based on domestic market prices. In
determining the fair value of biological assets, a discounted cash flow model was used, with a harvest cycle of 6 to 7 years.
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of a qualifying asset are part of the cost of the asset until such assets are commissioned. If the project is subject to a specific funding, the capitalization of borrowing costs is based on the borrowing rate. If the project is financed by the Company's debt, the capitalization of borrowing costs is based on the weighted average borrowing cost for the period.
Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other[2]	Construction in progress	Right-of-use assets	Mining Assets	Total
Cost
At December 31, 2023	10,850	35,965	7,343	2,272	3,032	59,462
Additions	43	243	3,854	209	207	4,556
Acquisitions through business combinations (note 2.2.4)	36	18	—	—	—	54
Foreign exchange differences	(1,163)	(4,462)	(500)	(151)	(45)	(6,321)
Disposals	(82)	(470)	(77)	—	—	(629)
Other movements [1]	365	2,159	(2,267)	(94)	208	371
At December 31, 2024	10,049	33,453	8,353	2,236	3,402	57,493
Additions	36	284	3,882	226	—	4,428
Acquisitions through business combinations (note 2.2.4)	299	1,159	1,833	48	—	3,339
Foreign exchange differences	1,538	5,756	498	223	28	8,043
Disposals	(29)	(208)	—	—	—	(237)
Divestments (note 2.3)	(173)	(379)	(11)	—	—	(563)
Transfer to assets held for sale (note 2.3)	(15)	(37)	(18)	—	—	(70)
Other movements [1]	1,075	4,204	(5,969)	(109)	739	(60)
At December 31, 2025	12,780	44,232	8,568	2,624	4,169	72,373

Accumulated depreciation and impairment
At December 31, 2023	3,819	18,152	1,083	928	1,824	25,806
Depreciation charge for the year	314	1,884	—	227	100	2,525
Impairment (note 5.3)	15	49	52	—	—	116
Disposals	(34)	(431)	—	—	—	(465)
Foreign exchange differences	(573)	(3,034)	(18)	(71)	(38)	(3,734)
Other movements [1]	5	23	(17)	(88)	11	(66)
At December 31, 2024	3,546	16,643	1,100	996	1,897	24,182
Depreciation charge for the year	334	2,040	38	240	164	2,816
Impairment (note 5.3)	40	74	29	—	—	143
Disposals	(23)	(172)	—	—	—	(195)
Foreign exchange differences	915	4,236	16	91	10	5,268
Divestments (note 2.3)	(173)	(379)	(11)	—	—	(563)
Transfer to assets held for sale (note 2.3)	(14)	(33)	(18)	—	—	(65)
Other movements [1]	(6)	(99)	(31)	(82)	(36)	(254)
At December 31, 2025	4,619	22,310	1,123	1,245	2,035	31,332

Carrying amount
At December 31, 2024	6,503	16,810	7,253	1,240	1,505	33,311
At December 31, 2025	8,161	21,922	7,445	1,379	2,134	41,041
1.Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully depreciated assets and capitalization of borrowing costs.
2.Machinery, equipment and other include biological assets of 140 and 74 as of December 31, 2025 and 2024, respectively, and bearer plants of 62 and 47 as of
December 31, 2025 and 2024, respectively.
Capital expenditures relating to decarbonization
In 2025 and 2024, capital expenditures relating to
decarbonization projects amounted to 0.3 billion for each year and related mainly to the Europe reportable segment.
Assets pledged as security
See note 9.4 for information about assets pledged as security by the Company.
Capital commitments
See note 9.4 for information about contractual commitments for acquisition of property, plant and equipment by the Company.
Other information
The carrying amount of temporarily idle property, plant and
equipment at December 31, 2025 and 2024 was 302 and 286
including mainly 47 and 30 in Brazil, 176 and 164 in the Europe segment and 74 and 87 in Others, respectively.
The carrying amount of property, plant and equipment retired from active use and not classified as held for sale was 3 and 1 at December 31, 2025 and 2024, respectively. Such assets are carried at their recoverable amount.
For each of the years ended December 31, 2025 and 2024, the
Company capitalized 0.2 billion of borrowing costs and applied a 5.1% capitalization rate.
5.3    Impairment of intangible assets, including goodwill, and
tangible assets
Impairment charges were as follows:

	Year ended December 31,
Type of asset	2025	2024	2023
Goodwill	—	—	194
Intangible assets	10	—	—
Tangible assets	143	116	844
Total	153	116	1,038
Impairment test of goodwill
Goodwill is tested for impairment annually, as of October 1 or whenever changes in circumstances indicate that the carrying amount may not be recoverable at the level of the CGU (in the case of AMKR) or GCGU which corresponds either to AMSA or
the operating segments representing the lowest level at which goodwill is monitored for internal management purposes.
Whenever the CGUs comprising the operating segments or
AMSA are tested for impairment at the same time as goodwill, the cash-generating units are tested first and any impairment of the assets is recorded prior to the testing of goodwill.
The recoverable amounts of the GCGUs are mainly
determined based on their value in use. The value in use of
each GCGU is determined by estimating future cash flows. The
2025 impairment test of goodwill did not include the GCGU
corresponding to the Mining segment as goodwill allocated to this GCGU was fully impaired in 2015. The key assumptions
for the value in use calculations are primarily the discount rates, growth rates, expected changes to average selling
prices, shipments and direct costs during the period.
Assumptions for average selling prices and shipments are
based on historical experience and expectations of future
changes in the market. In addition, with respect to raw material price assumptions, the Company applied a range of $80 per
tonne to $97 per tonne for iron ore ($80 per tonne to $98 per tonne in 2024) and $183 per tonne to $210 per tonne ($190 per tonne to $210 per tonne in 2024) for coking coal. Cash flow
forecasts adjusted for the risks specific to the tested assets are derived from the most recent financial plans approved by
management for the next 5 years. Beyond the specifically
forecasted period, the Company extrapolates cash flows for the remaining years based on an estimated growth rate of 2%.
This rate does not exceed the average long-term growth rate
for the relevant markets.
The Company considered its exposure to certain climate-
related risks which could affect its estimates of future cash flow projections applied for the determination of the recoverable amount of its GCGUs and CGUs. With the switch to electric
vehicles and the move to wind and solar power generation, the
Company sees also additional opportunities as customers
deepen their understanding of embedded and lifecycle
emissions of the materials where steel compares favorably.
The Company is committed to achieve group-wide net zero by
2050. These announced goals will require significant long-term investments which require global level playing field, access to abundant and affordable clean energy, facilitating necessary energy infrastructure, access to sustainable finance for low-
emissions steelmaking and accelerated transition to a circular economy. In addition, the Company considered whether there
was a net zero legal obligation in the jurisdictions in which it operates and in such cases ArcelorMittal concluded that future decarbonization capital expenditures are necessary to maintain the level of economic benefits expected to arise from the
assets in their current condition and should therefore be
included in the Company’s assumptions for cash flow
projections to determine the recoverable amount of the
respective GCGUs and CGUs. At the same time, the Company
is engaged in developing in the near to medium term a range
of innovative low-emission technologies for the transition to decarbonized steel and required investments are considered in the Company's future cash flow projections. ArcelorMittal
acknowledges that CGUs and GCGUs applying the BF-BOF
route in jurisdictions not yet subject to a net zero legal
obligation will apply decarbonization at a lower pace, as a
result of which the future estimated decarbonization cost for such operations is reflected through an additional risk premium embedded in discount rates until they are able to accelerate their decarbonization strategy to meet the 2050 net zero
objective and a legal obligation arises in the relevant
jurisdiction.
ArcelorMittal's most substantial climate-related policy risk is the
EU Emissions Trading scheme ("'EU-ETS"), which applies to
all its European plants. The risk concerns the Company's
primary steelmaking plants which are exposed to this
regulation. In addition, on January 1, 2026, the carbon border adjustment mechanism (“CBAM”) entered into force. The EU-
ETS and CBAM regulations will impact the carbon emissions
allowances from the second trading period of Phase IV
(2026-2030) onwards as they will be gradually phased out
(2.5% by 2026, 5% by 2027, 10% by 2028, 22.5% by 2029,
48.5% by 2030, 61% by 2031, 73.5% by 2032, 86% by 2033
and 100% by 2034). The Company’s assumptions for future
cash flows include an estimate for costs that the Company
expects to incur to acquire emission allowances, which
primarily impacts the flat steel operations in the EU. The
assumption for carbon emission cost is based on historical
experience, implementation of decarbonization strategies to
mitigate or otherwise offset such future costs and information available of future regulatory or operational changes. With
respect to the EU-ETS scheme, the assumption for carbon
emission cost includes also the gradual phasing out of free
emission allowances and the forecast market price of emission rights, for which the Company considered in its five-year cash flow projections internal estimates of 77€/t, 80€/t, 80€/t, 85€/t and 100€/t for 2026, 2027, 2028, 2029 and 2030, respectively.
The assumptions used in the value in use calculations are
inherently uncertain and require management judgment as
described in note 1.3. The Company's process includes
specific consideration given to the most recent short, medium and long-term price forecasts and discount rates consistent
with external information, expected production and shipment
volumes and updated development plans, operating costs and
capital expenditure plans. In 2025, heightened uncertainty,
particularly trade-related, negatively impacted the global
economy and steel market. However, despite subdued growth
in real steel demand in core developed markets, steel prices were supported by improved trade protection, most notably in the U.S., followed by the EU toward the end of the year. The
Company forecasts steel demand to increase in 2026 subject
to macroeconomic uncertainties and improved outlook in
Europe in connection with the combined effect of CBAM and
tariff rate quota mechanism strengthening throughout the year.
Management estimates discount rates using pre-tax rates that reflect current market rates for investments of similar risk. The rate for each CGU, including beta, cost of debt and capital
structure was estimated from the weighted average cost of
capital of producers, which operate a portfolio of assets similar to those of the Company’s assets and CGU specific country
risk premiums were applied. The weighted average pre-tax
discount rates used in connection with the historical goodwill impairment testing in 2025 and 2024 are set forth below:

	North America	Brazil	Europe	Sustainable Solutions	AMSA	AMKR[1]
GCGU weighted average pre-tax discount rate used in 2025 (in %)	12.7	15.4	10.7	10.9	14.6	19.1
GCGU weighted average pre-tax discount rate used in 2024 (in %)	12.9	17.0	11.6	10.2	16.1	19.7
[1] Rates for AMKR are blended and include distinct country risk premiums reflecting differentiated pre-war and post-war conditions.
Once recognized, impairment losses for goodwill are not reversed.
There were no impairment charges recognized with respect to goodwill following the Company’s impairment tests as of October 1, 2025 and October 1, 2024. The total value in use calculated for all GCGUs increased overall in 2025 as compared to 2024 primarily as a result of higher cash flow projections in Europe due to above-mentioned improved outlook following CBAM and tariff rate quota implementation.
In validating the value in use determined for the GCGUs, the
Company performed a sensitivity analysis of key assumptions
used in the discounted cash-flow model (such as discount
rates, average selling prices and shipments) and believes that reasonably possible changes in key assumptions could cause
an impairment loss to be recognized in respect of AMKR and
the Brazil segment.
The Brazil segment includes the flat operations of Brazil, the long and tubular operations of Brazil and neighboring countries including Argentina, Costa Rica and Venezuela. The raw
material supply of the Brazil operations includes sourcing from iron ore captive mines in Brazil. Sales are mainly domestic with some export sales primarily related to flat products. The AMKR
CGU consists of a long steel plant (see also note 1.3) serving mainly the domestic market and includes captive iron ore
mines. The Brazil segment and AMKR operations are exposed
to international steel prices which are volatile reflecting the cyclical nature of the global steel industry, developments in particular steel consuming industries and macroeconomic
trends in the respective domestic markets. The Company
believes that sales volumes, prices and discount rates are the key assumptions most sensitive to change. The Brazil segment value in use model anticipate higher steel shipments in 2026
(15.4 million tonnes) as compared to 2025 (13.9 million tonnes)
followed by a subsequent overall upward trend. Average selling prices are expected to remain relatively stable between the
beginning and the end of the 5-year forecast period with some intermediate volatility. The AMKR model anticipates slightly higher sales volumes in 2026 (1.7 million tonnes) as compared to 2025 (1.5 million tonnes) and a further subsequent increase in 2027 to a stable level. Average selling prices are expected to decrease marginally over time.
The following changes in key assumptions in projected
earnings in every year of the initial 5-year period and perpetuity of the Brazil segment and AMKR operations, assuming
unchanged values for the other assumptions, would cause the
recoverable amount to equal the carrying amount:

	AMKR	Brazil
Excess of recoverable amount over carrying amount	196	612
Increase in pre-tax discount rate (change in basis points)	271	65
Decrease in average selling price (change in %)[1]	2.3%	0.8%
Decrease in shipments (change in %)	8.5%	3.5%
1.excluding effect on raw material cost
Impairment test of property, plant and equipment and
intangibles (excluding goodwill)
At each reporting date, ArcelorMittal reviews the carrying
amounts of its intangible assets (excluding goodwill) and
tangible assets to determine whether there is any indication that the carrying amount of those assets may not be
recoverable through continuing use, or that a reversal of
previous periods' impairment charges may be required. If any such indication exists, the recoverable amount of the asset (or
CGU) is reviewed in order to determine the amount of the
impairment (or reversal of prior periods' impairment charges), if any. The recoverable amount is the higher of its fair value less cost of disposal and its value in use.
In estimating its value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset (or cash-
generating unit). For an asset that does not generate cash
inflows largely independent of those from other assets, the
recoverable amount is determined for the CGU to which the
asset belongs. The CGU is the smallest identifiable group of assets corresponding to operating units that generate cash
inflows. If the recoverable amount of an asset (or CGU) is
estimated to be less than its carrying amount, an impairment loss is recognized. An impairment loss is recognized as an
expense immediately as part of cost of sales (see note 4.2) in the consolidated statements of operations.
In the case of permanently idled assets, the impairment is
measured at the individual asset level. Otherwise, the
Company’s assets are measured for impairment at the CGU
level. In certain instances, the CGU is an integrated
manufacturing facility which may also be an operating
subsidiary. Further, a manufacturing facility may be operated in concert with another facility with neither facility generating cash inflows that are largely independent from the cash inflows of the other. In this instance, the two facilities are combined for purposes of testing for impairment. As of December 31, 2025
and December 31, 2024, the Company determined it has 46
and 45 cash-generating units, respectively.
An impairment loss, related to intangible assets other than
goodwill and tangible assets recognized in prior years is
reversed if, and only if, there has been a change in the
estimates used to determine the asset’s recoverable amount
since the last impairment loss was recognized. However, the
increased carrying amount of an asset due to a reversal of an impairment loss will not exceed the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior
years. A reversal of an impairment loss is recognized
immediately as part of operating income in the consolidated
statements of operations.
Impairment charges and reversals relating to property, plant and equipment and intangibles (excluding goodwill) were as
follows for the years ended December 31, 2025, 2024 and
2023:
2025
In 2025, the Company recognized a 143 impairment charge of
property, plant and equipment in the context of the
measurement of the recoverable amount of the Company's
steel and mining operations in Bosnia (ArcelorMittal Zenica and
ArcelorMittal Prijedor) at fair value less cost of disposal
following their classification as held for sale prior to their disposal on October 30, 2025 (see note 2.3).
2024
In 2024, the Company recognized a 37 impairment charge of
property, plant and equipment with respect to its Longs
Business in South Africa. The wind-down, which was
announced initially on January 6, 2025, was finally postponed to September 1, 2025 ahead of the end of a six-month deferral period ending on September 30, 2025. Continuation of
operations during this period had been enabled by a facility provided by the Industrial Development Corporation of South
Africa SOC Limited.
ArcelorMittal also recognized a 43 impairment charge of
property, plant and equipment for assets measured at fair value less cost of disposal following the termination of the Monlevade expansion project in Brazil.
In addition, the Company recognized a 36 impairment charge
of property, plant and equipment in connection with the
definitive closure of the Kraków coke plant in Poland which was announced on July 19, 2024.
The Company reviewed impairment reversal indicators on
assets previously impaired. It concluded that there was a
significant change with a positive effect resulting in an
impairment reversal indicator with respect to its iron ore
expansion project in Liberia, which was restarted in 2021 and for which the first concentrate was produced in the fourth
quarter of 2024 with full 20 million tonnes capacity expected by the end of 2025. The Company performed a value in use
calculation as well as a sensitivity analysis and, in addition to the fact that the project was not yet fully operational, it
concluded that no impairment reversal should be recognized in relation to the 1,426 impairment charge of property, plant and equipment and intangible assets recognized in 2015. The
Company did not identify an indicator of impairment reversal for any other assets. The following changes in key
assumptions in projected earnings of AML throughout the life of mine, assuming unchanged values for the other assumptions,
would cause the recoverable amount to equal the carrying
amount at December 31, 2024:

AML
Excess of recoverable amount over carrying amount	135
Increase in pre-tax discount rate (change in basis points)	109
Decrease in average selling price (change in %)	2.3%
Decrease in shipments (change in %)	4.2%
2023
In 2023, ArcelorMittal recognized a 732 impairment charge
related to property, plant and equipment with respect to the sale on December 7, 2023 of its Kazakhstan operations in the former ACIS segment to Qazaqstan Investment Corporation, a
state-controlled direct investment fund. The impairment loss resulted from the adjustment of the carrying amount of the
disposal group to the net sales proceeds of 278 (see note 2.3).
On November 28, 2023, AMSA announced that it contemplates
the wind down of its Longs Business subject to a due diligence and a consultative process involving key customers, suppliers, organized labour, and other stakeholders. The Company
assessed the recoverable amount of its Longs Business in
South Africa based on a value in use calculation and
recognized accordingly a 112 impairment charge of property,
plant and equipment.

Cash Generating Unit	Region	Recoverable Amount (Value in Use)	Total Impairment Recorded	2023 Pre-Tax Discount Rate	2022 Pre-Tax Discount Rate	Carrying Amount of property, plant and equipment as of December 31, 2023
Long Products South Africa	South Africa	264	112	17.3%	17.5%	86